Note 4 - Investments	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	Investments:

Investments consisted of the following as of
June 30, 2018
and
December 31, 2017:

	June 30, 2018
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$544	(24)	520

	December 31, 2017
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$816	(18)	798